Current and long-term debt - CMBFL lease financing (Details) - USD ($) $ in Thousands	1 Months Ended
	Aug. 31, 2018	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	115.00%
Borrowings		$ 2,541,678	$ 2,415,326